Summary of Significant Accounting Policies - Schedule of Major Customers Which Individually Contributed of Total Revenue (Details) - Customer Concentration Risk [Member] - Total Revenue [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	[1]		3.00%
Customer B [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	[1]		17.00%
Customer C [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	[1]		10.00%
Customer D [Member]
Schedule of Major Customers Which Individually Contributed of Total Revenue [Line Items]
Major customers	[1]

[1]	For the year ended December 31, 2025, the Company had no customer that individually contributed more than 10% of total revenue.